Xtrackers Municipal Infrastructure Revenue Bond ETF Annual Fund Operating Expenses - Xtrackers Municipal Infrastructure Revenue Bond ETF - Xtrackers Municipal Infrastructure Revenue Bond ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%